Income Tax - Schedule of Deferred Tax Balances (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)	Oct. 11, 2022 HKD ($)	Sep. 30, 2022 HKD ($)
Successor [Member]
Deferred tax assets:
Net operating losses carried forward	$ 4,766,320	$ 613,481	$ 1,011,490
Valuation allowance	(4,766,320)	(613,481)	(1,011,490)
Deferred tax assets, net
Deferred tax liabilities:
Identifiable intangible assets	844,274	108,668	844,274
Deferred tax liabilities, net	$ 844,274	$ 108,668	$ 844,274
Predecessor [Member]
Deferred tax assets:
Net operating losses carried forward					$ 386,510
Valuation allowance					(386,510)
Deferred tax assets, net
Deferred tax liabilities:
Identifiable intangible assets
Deferred tax liabilities, net